Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on:
	Summary		Average Summary	Average		Peer
	Compensation	Compensation	Compensation	Compensation	Total	Group Total
	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder	Net Income (7)	PPNR (8)
Year	for CEO (1)	to CEO (2)	for Non-CEO NEOs (3)	to Non-CEO NEOs (4)	Return (5)	Return (6)	(in thousands)	(in thousands)
2024	$1,120,926	$1,088,795	$642,412	$636,572	$108.17	$155.92	$32,825	$45,876
2023	1,266,346	667,636	699,763	456,725	108.25	126.63	39,960	51,588
2022	1,779,841	1,930,993	874,577	910,271	142.03	118.42	53,392	79,736
2021	1,524,384	2,210,043	868,675	1,340,822	141.63	141.27	45,687	67,117

(1)	Amount represents the total compensation of the Company's CEO, Jerry Baack, as reported in the Summary Compensation Table for each year indicated. Refer to the "Summary Compensation Table" above.
(2)	Amount represents the amount of CAP to Mr. Baack, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Baack’s total compensation for each year to determine the CAP:

	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$1,120,926	$1,266,346	$1,779,841	$1,524,384
Adjustment for Grant Date Values in the Summary Compensation Table	(203,937)	(351,679)	(528,339)	(317,976)
Year-end Fair Value of Unvested Awards Granted in the Current Year	231,724	304,984	661,830	323,090
Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years	(50,840)	(298,858)	11,104	420,439
Differences in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years	(9,078)	(253,157)	6,557	260,106
Compensation Actually Paid (as calculated)	$1,088,795	$667,636	$1,930,993	$2,210,043

(3)	Amount represents the average of the total compensation of each of the Company's non-CEO NEOs as reported in the Summary Compensation Table for each year indicated. The individuals comprising the non-CEO NEOs for each year are listed below:

2024	2023	2022	2021
Jeffrey Shellberg	Jeffrey Shellberg	Jeffrey Shellberg	Jeffrey Shellberg
Mary Jayne Crocker	Mary Jayne Crocker	Mary Jayne Crocker	Mary Jayne Crocker
Joseph Chybowski	Joseph Chybowski	Joseph Chybowski
Nick Place	Nick Place	Nick Place

(4)	Amount represents the average of the total CAP to other named non-CEO NEOs of the Company as reported in the Summary Compensation Table, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-CEO NEOs as a group for each year to determine the CAP:

	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$642,412	$699,763	$874,577	$868,675
Adjustment for Grant Date Values in the Summary Compensation Table	(103,363)	(178,342)	(184,918)	(178,453)
Year-end Fair Value of Unvested Awards Granted in the Current Year	117,446	154,662	231,641	181,323
Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years	(17,828)	(114,547)	4,294	271,314
Differences in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years	(2,095)	(104,811)	(15,323)	197,963
Compensation Actually Paid (as calculated)	$636,572	$456,725	$910,271	$1,340,822

(5)	Amount represents the cumulative four-year total return to shareholders of the Company's common stock and assumes that the value of the investment was $100 on December 31, 2020 and that any subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.
(6)	Reflects the cumulative total shareholder return of the Nasdaq Bank Index (“Nasdaq Peer Group”). This is the peer group used by the Company as reflected on the Company's consolidated financial statements for the year ended December 31, 2024, as included in Item 8 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC.
(7)	Net Income reflected represents GAAP Net Income as reported on the Company's consolidated financial statements, as included in Item 8 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC.
(8)	PPNR is the Company-Selected Measure. For further detail, see the “Compensation Discussion and Analysis” section in this proxy statement. PPNR is a non-GAAP financial measure. As set forth in the Company’s consolidated financial statements for the year ended December 31, 2024, as filed with the SEC, PPNR is defined as net interest income plus total noninterest income (excluding all gains and losses on sales of assets) minus total non-interest expense, excluding the amortization of tax credit investments and debt prepayment fees.

Company Selected Measure Name	PPNR
Named Executive Officers, Footnote
(3)	Amount represents the average of the total compensation of each of the Company's non-CEO NEOs as reported in the Summary Compensation Table for each year indicated. The individuals comprising the non-CEO NEOs for each year are listed below:

2024	2023	2022	2021
Jeffrey Shellberg	Jeffrey Shellberg	Jeffrey Shellberg	Jeffrey Shellberg
Mary Jayne Crocker	Mary Jayne Crocker	Mary Jayne Crocker	Mary Jayne Crocker
Joseph Chybowski	Joseph Chybowski	Joseph Chybowski
Nick Place	Nick Place	Nick Place

Peer Group Issuers, Footnote
(6)	Reflects the cumulative total shareholder return of the Nasdaq Bank Index (“Nasdaq Peer Group”). This is the peer group used by the Company as reflected on the Company's consolidated financial statements for the year ended December 31, 2024, as included in Item 8 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC.

PEO Total Compensation Amount	$ 1,120,926	$ 1,266,346	$ 1,779,841	$ 1,524,384
PEO Actually Paid Compensation Amount	$ 1,088,795	667,636	1,930,993	2,210,043
Adjustment To PEO Compensation, Footnote
(2)	Amount represents the amount of CAP to Mr. Baack, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Baack’s total compensation for each year to determine the CAP:

	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$1,120,926	$1,266,346	$1,779,841	$1,524,384
Adjustment for Grant Date Values in the Summary Compensation Table	(203,937)	(351,679)	(528,339)	(317,976)
Year-end Fair Value of Unvested Awards Granted in the Current Year	231,724	304,984	661,830	323,090
Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years	(50,840)	(298,858)	11,104	420,439
Differences in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years	(9,078)	(253,157)	6,557	260,106
Compensation Actually Paid (as calculated)	$1,088,795	$667,636	$1,930,993	$2,210,043

Non-PEO NEO Average Total Compensation Amount	$ 642,412	699,763	874,577	868,675
Non-PEO NEO Average Compensation Actually Paid Amount	$ 636,572	456,725	910,271	1,340,822
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Amount represents the average of the total CAP to other named non-CEO NEOs of the Company as reported in the Summary Compensation Table, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-CEO NEOs as a group for each year to determine the CAP:

	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$642,412	$699,763	$874,577	$868,675
Adjustment for Grant Date Values in the Summary Compensation Table	(103,363)	(178,342)	(184,918)	(178,453)
Year-end Fair Value of Unvested Awards Granted in the Current Year	117,446	154,662	231,641	181,323
Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years	(17,828)	(114,547)	4,294	271,314
Differences in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years	(2,095)	(104,811)	(15,323)	197,963
Compensation Actually Paid (as calculated)	$636,572	$456,725	$910,271	$1,340,822

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Nasdaq Peer Group
Compensation Actually Paid vs. Net Income	CAP and the Company’s Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between the CAP and PPNR
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Nasdaq Peer Group
Tabular List, Table

Financial Performance Measures

The following list presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

●	Earnings per share;
●	Return on average assets;
●	PPNR;
●	Return on average tangible common equity;
●	Net charge-offs;
●	Nonperforming assets; and
●	Tangible book value per share growth.

Total Shareholder Return Amount	$ 108.17	108.25	142.03	141.63
Peer Group Total Shareholder Return Amount	155.92	126.63	118.42	141.27
Net Income (Loss)	$ 32,825,000	$ 39,960,000	$ 53,392,000	$ 45,687,000
Company Selected Measure Amount	45,876,000	51,588,000	79,736,000	67,117,000
PEO Name	Jerry Baack
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on average assets
Measure:: 3
Pay vs Performance Disclosure
Name	PPNR
Non-GAAP Measure Description	PPNR is the Company-Selected Measure. For further detail, see the “Compensation Discussion and Analysis” section in this proxy statement. PPNR is a non-GAAP financial measure.
Measure:: 4
Pay vs Performance Disclosure
Name	Return on average tangible common equity
Measure:: 5
Pay vs Performance Disclosure
Name	Net charge-offs
Measure:: 6
Pay vs Performance Disclosure
Name	Nonperforming assets
Measure:: 7
Pay vs Performance Disclosure
Name	Tangible book value per share growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (203,937)	$ (351,679)	$ (528,339)	$ (317,976)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,724	304,984	661,830	323,090
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,840)	(298,858)	11,104	420,439
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,078)	(253,157)	6,557	260,106
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,363)	(178,342)	(184,918)	(178,453)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,446	154,662	231,641	181,323
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,828)	(114,547)	4,294	271,314
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,095)	$ (104,811)	$ (15,323)	$ 197,963